COMMITMENTS AND CONTINGENCIES - Summary of future minimum lease payments under non-cancellable operating lease agreements (Detail) ¥ in Thousands	Sep. 30, 2022 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
2023	¥ 339,513
2024	211,216
2025	81,947
2026	34,447
2027 and thereafter	37,905
Total	¥ 705,028